Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Detail) - 2022 Employee Incentive Plan [Member] - Performance Shares [Member] - $ / shares		3 Months Ended
		Sep. 30, 2023		Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	[1]	2 years 6 months		3 years
Common stock price		$ 7.48	[2]	$ 3.75	[3]
Volatility		80.00%	[4]	85.00%	[5]
Risk-free rate		4.70%	[6]	3.90%	[7]
Dividend yield	[8]	0.00%		0.00%

[1]	Based on contractual terms
[2]	Represents the publicly traded common stock price as of July 7, 2023
[3]	Represents the publicly traded common stock price as of January 9, 2023
[4]	Calculated based on the Company’s historical volatility over a term of 2.5 years
[5]	Calculated based on the Company’s historical volatility over a term of 2.3 years
[6]	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 2.5 years
[7]	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 3.0 years
[8]	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future